Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense for the three and six months ended September 30, 2023 and 2022, were as follows:

(Dollars in thousands)	Three Months Ended September 30,		Six Months Ended September 30,
	2023	2022	2023	2022
Deferred expense
Federal	$—	$887	$—	$1,284

Income tax expense	$—	$887	$—	$1,284

The components of income tax expense (benefit) for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, were as follows:

(Dollars in thousands)	Year Ended March 31, 2023	Three Months Ended March 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Deferred expense
Federal	$(1,072)	$1,072	$—	$3,459

Income tax expense (benefit)	$(1,072)	$1,072	$—	$3,459

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation between the Federal statutory income tax rate of 21% to the effective income tax rate for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, respectively, are shown below:

(Dollars in thousands)	Year Ended March 31, 2023	Three Months Ended March 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Expected statutory income tax benefit	$(51,011)	$(9,381)	$(20,403)	$(19,949)
Amounts attributable to non-taxable flow-through entities	41,240	5,279	19,413	19,030
Amounts not deductible for income tax	505	11	(776)	1,368
Change in valuation allowance	8,194	5,163	1,766	3,010

Income tax expense (benefit)	$(1,072)	$1,072	$—	$3,459

Schedule of Deferred Tax Assets and Liabilities
The components of gross deferred tax assets and gross deferred tax liabilities as of March 31, 2023 and March 31, 2022, are as follows (included in other assets):

(Dollars in thousands)	March 31, 2023	March 31, 2022
Deferred income tax assets:
Passthrough differences—temporary	$17,142	$8,948
Net operating loss	991	991

Non-current deferred income tax assets	18,133	9,939

Deferred income tax liabilities:
Other	—	(1,072)

Non-current deferred income tax liabilities	—	(1,072)

Less: valuation allowance	18,133	9,939

Total deferred income tax liability	$—	$(1,072)